Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
(13) Goodwill and Intangible Assets, net
Intangible assets, net were comprised of the following at December 31, 2025 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(1,102)	$131	0.53
Customer relationships	5 years	2,574	(2,301)	273	0.53
Software applications	5 years	3,771	(3,371)	400	0.53

		$7,578	$(6,774)	$804

Intangible assets, net were comprised of the following at December 31, 2024 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(856)	$377	1.53
Customer relationships	5 years	2,574	(1,786)	788	1.53
Software applications	5 years	3,771	(2,616)	1,155	1.53

		$7,578	$(5,258)	$2,320

Amortization expense related to the intangibles with estimated lives of five years totaled $1.5 million for each of the years ended December 31, 2025 and 2024. Amounts are included in depreciation and amortization in the Consolidated Statements of Income.
Estimated future amortization expense as of December 31, 2025 approximately as follows (in thousands):

Amount
2026	$804

Total	$804

In performing our annual goodwill impairment testing in 2025 we considered relevant events and circumstances that may affect the fair value or carrying amount of our reporting unit. The events and circumstances we considered included macroeconomic conditions, industry conditions, and our financial performance. Based on our qualitative assessment, we concluded that there were no conditions, changes in operations, or results that indicated a triggering event had occurred in 2025. Thus, a quantitative assessment was not required, and we determined that it was more likely than not that the fair value of the reporting unit was greater than its carrying value and there was no evidence of impairment. There was no change in the amount of goodwill for the year ended December 31, 2025 and 2024.